Income Taxes (Types of Temporary Differences Between Tax Basis of Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Allowance for loan and lease losses	$ 14,939	$ 15,148
Stock-based compensation	1,831	1,435
Deferred compensation	1,767	1,429
Foreclosed assets	3,080	5,644
Gross deferred tax assets	21,617	23,656
Accelerated depreciation on premises and equipment	13,940	9,562
Investment securities AFS	6,959	6,020
Deferred gains on FDIC-assisted acquisitions	8,810	22,991
Other, net	799	950
Gross deferred tax liabilities	30,508	39,523
Net deferred tax assets (liabilities)	$ (8,891)	$ (15,867)